CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Issued capital [Member]	Reserve of exchange differences on translation [Member]	Reserve of cash flow hedges [Member]	Reserve of actuarial losses on defined benefit plans [Member]	Other reserves [Member]	Total other reserves [Member]	Retained Earnings [Member]	Equity attributable to owners of parent [Member]	Non-controlling interests [Member]
Opening balance at Dec. 31, 2022	$ 8,259,984	$ 803,618	$ (1,097,329)	$ (10,112)	$ (35,374)	$ 93,091	$ (1,049,724)	$ 8,500,901	$ 8,254,795	$ 5,189
Comprehensive income
Net profit (loss)	(358,527)	0	0	0	0	0	0	(358,560)	(358,560)	33
Other comprehensive income (loss), net of tax	199,901	0	256,452	(54,840)	(1,990)	90	199,712	0	199,712	189
Comprehensive income (loss)	(158,626)	0	256,452	(54,840)	(1,990)	90	199,712	(358,560)	(158,848)	222
Equity issue	1,376	0	0	0	0	0	0	0	0	1,376
Dividends	(92,923)	0	0	0	0	0	0	(92,719)	(92,719)	(204)
Increase (decrease) through transfers and other changes equity	0	0	0	0	0	13,877	13,877	(13,877)	0	0
Increase (decrease) through changes in the participation of subsidiaries and ownership interests in subsidiaries that do not result in loss of control	(782)	0	0	0	0	0	0	(782)	(782)	0
Changes in equity	(250,955)	0	256,452	(54,840)	(1,990)	13,967	213,589	(465,938)	(252,349)	1,394
Closing balance at Dec. 31, 2023	8,009,029	803,618	(840,877)	(64,952)	(37,364)	107,058	(836,135)	8,034,963	8,002,446	6,583
Comprehensive income
Net profit (loss)	476,281	0	0	0	0	0	0	476,470	476,470	(189)
Other comprehensive income (loss), net of tax	147,566	0	125,097	14,940	(559)	8,461	147,939	0	147,939	(373)
Comprehensive income (loss)	623,847	0	125,097	14,940	(559)	8,461	147,939	476,470	624,409	(562)
Equity issue	300,664	300,000	0	0	0	0	0	0	300,000	664
Dividends	(206,909)	0	0	0	0	0	0	(206,684)	(206,684)	(225)
Increase (decrease) through transfers and other changes equity	0	0	0	0	0	(10,551)	(10,551)	10,551	0	0
Increase (decrease) through changes in the participation of subsidiaries and ownership interests in subsidiaries that do not result in loss of control	(2,916)	0	0	0	0	0	0	(2,916)	(2,916)	0
Changes in equity	714,686	300,000	125,097	14,940	(559)	(2,090)	137,388	277,421	714,809	(123)
Closing balance at Dec. 31, 2024	8,723,715	1,103,618	(715,780)	(50,012)	(37,923)	104,968	(698,747)	8,312,384	8,717,255	6,460
Comprehensive income
Net profit (loss)	40,879	0	0	0	0	0	0	41,300	41,300	(421)
Other comprehensive income (loss), net of tax	475,796	0	133,565	337,506	3,390	1,197	475,658	0	475,658	138
Comprehensive income (loss)	516,675	0	133,565	337,506	3,390	1,197	475,658	41,300	516,958	(283)
Equity issue	450,000	450,000	0	0	0	0	0	0	450,000	0
Dividends	(8,735)		0	0	0	0	0	(8,449)	(8,449)	(286)
Increase (decrease) through transfers and other changes equity	0	0	0	0	0	18,497	18,497	(18,497)	0	0
Increase (decrease) through changes in the participation of subsidiaries and ownership interests in subsidiaries that do not result in loss of control	1,823	0	0	0	0	0	0	1,823	1,823	0
Changes in equity	959,763	450,000	133,565	337,506	3,390	19,694	494,155	16,177	960,332	(569)
Closing balance at Dec. 31, 2025	$ 9,683,478	$ 1,553,618	$ (582,215)	$ 287,494	$ (34,533)	$ 124,662	$ (204,592)	$ 8,328,561	$ 9,677,587	$ 5,891